SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Antidilutive Securities

	December 31,
	2023	2022
Common stock warrants	1,772,829	28,161
Assumed conversion of preferred stock	1,573,226	—
Stock options	70,412	80,887
Total	3,416,467	109,048